UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23309

Destra International & Event-Driven Credit Fund

 (Exact name of registrant as specified in charter)

444 West Lake Street, Suite 1700

Chicago, IL 60606

 (Address of principal executive offices) (Zip code)

Robert A. Watson

C/O Destra Capital Advisors LLC

444 West Lake Street, Suite 1700

Chicago, IL 60606

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 843-6161

Date of fiscal year end: September 30

Date of reporting period: December 31, 2019

ITEM 1. SCHEDULE OF INVESTMENTS.

DESTRA INTERNATIONAL & EVENT-DRIVEN CREDIT FUND
Schedule of Investments
As of December 31, 2019 (unaudited)

Shares or
Principal
Amounts	Description	Value
	ASSET-BACKED SECURITIES – 8.2%
	IRELAND – 7.4%
500,000	Crosthwaite Park CLO DAC, Class C, (Series 1A), 4.250% (3-Month EUR Libor + 425 basis points), 4.250% Floor, 03/15/2032(1) (2)	$567,426
1,000,000	Euro-Galaxy V CLO BV, Class ER, (Series 2016-5A), 6.000% (3-Month EUR Libor + 600 basis points), 6.000% Floor, 11/10/2030(1) (2)	1,115,886
500,000	Jubilee CLO BV, Class D, (Series 2018-21X), 3.550% (3-Month EUR Libor + 355 basis points), 3.550% Floor, 01/15/2032(1)	555,783
500,000	Penta CLO 5 DAC, Class DE, (Series 2018-5X), 3.600% (3-Month EUR Libor + 360 basis points), 3.600% Floor, 10/20/2032(1)	562,947
500,000	Providus CLO II DAC, Class D, (Series 2X), 3.450% (3-Month EUR Libor + 345 basis points), 3.450% Floor, 07/15/2031(1)	556,674
250,000	Providus CLO II DAC, Class DNE, (Series 2X), 3.450% (3-Month EUR Libor + 345 basis points), 3.450% Floor, 07/15/2031(1)	278,337
500,000	Rockford Tower Europe CLO DAC, Class CE, (Series 2018-1X), 2.470% (3-Month EUR Libor + 247 basis points), 2.470% Floor, 12/20/2031(1)	561,383
		4,198,436
	UNITED STATES – 0.8%
500,000	Ballyrock CLO, Ltd., Class D, (Series 2018-1A), 7.766% (3-Month USD Libor + 580 basis points), 0.000% Floor, 04/20/2031(1) (2)	472,490

	TOTAL ASSET-BACKED SECURITIES
	(Cost $4,659,098)	4,670,926

	BANK LOANS – 5.1%
	FRANCE – 0.8%
420,000	Casper Bidco SASU, 8.500% (3-Month EUR Libor + 850 basis points), 07/30/2027(1)	477,915
	LUXEMBOURG – 0.6%
352,000	Connect Finco SARL, 5.500% (1-Month USD Libor + 450 basis points), 12/12/2026(1) (3)	354,612
	NETHERLANDS – 0.7%
397,906	MediArena Acquisition BV, 7.835% (3-Month USD Libor + 575 basis points), 08/13/2021(1)	399,949
	SWEDEN – 0.4%
180,000	Verisure Holding AB, 3.500% (3-Month EUR Libor + 350 basis points), 10/21/2022(1)	203,443
	UNITED STATES – 2.6%
185,714	Advanced Drainage Systems, Inc., 4.000% (1-Month USD Libor + 225 basis points), 09/24/2026(1) (3)	187,727
98,333	Buckeye Partners LP, 4.441% (1-Month USD Libor + 275 basis points), 11/01/2026(1)	99,344
383,839	Dell International LLC, 3.800% (1-Month USD Libor + 200 basis points), 09/19/2025(1)	387,007
320,000	Doncasters U.S. Finance LLC, 5.604% (3-Month USD Libor + 350 basis points), 04/09/2020(1)	258,629
500,000	Fieldwood Energy LLC, 9.177% (3-Month USD Libor + 725 basis points), 04/11/2023(1)	287,812
255,215	Granite US Holdings Corp., 7.354% (1-Month USD Libor + 525 basis points), 09/30/2026(1)	256,491
		1,477,010
	TOTAL BANK LOANS
	(Cost $3,072,300)	2,912,929

	COMMON STOCKS – 0.6%
	AUSTRALIA – 0.1%
65,000	Quintis Equity(4)	62,400
	CAYMAN ISLANDS – 0.1%
29,258	Shelf Drilling, Ltd.(2) (5)	59,267

DESTRA INTERNATIONAL & EVENT-DRIVEN CREDIT FUND
Schedule of Investments (continued)
As of December 31, 2019 (unaudited)

Shares or
Principal
Amounts	Description	Value
	COMMON STOCKS (Continued)
	MARSHALL ISLANDS – 0.4%
6,213	Scorpio Tankers, Inc.	$244,427

	TOTAL COMMON STOCKS
	(Cost $243,065)	366,094

	CORPORATE DEBT SECURITIES – 24.8%
	AUSTRALIA – 0.1%
	Quintis Australia Pty, Ltd.:
7,020	7.500%,10/01/2026(2) (4)	6,669
117,000	0.000%,10/01/2028(2) (4)	68,726
		75,395
	AUSTRIA – 0.9%
241,000	Eldorado Intl. Finance GmbH, 8.625%, 06/16/2021(2)	252,245
200,000	Erste Group Bank AG, 6.500%(6) (7) (8)	261,572
		513,817
	CANADA – 0.9%
500,000	First Quantum Minerals, Ltd., 7.250%, 05/15/2022(2)	503,240
	CAYMAN ISLANDS – 5.7%
600,000	China Overseas Finance Investment Cayman V, Ltd., 0.000%, 01/05/2023(9)	668,900
200,000	GEMS MENASA Cayman, Ltd., 7.125%, 07/31/2026(2)	210,867
877,000	Global Aircraft Leasing Co., Ltd., 6.500%, 09/15/2024(2)	917,298
500,000	Huazhu Group, Ltd., 0.375%, 11/01/2022	560,650
331,000	Shelf Drilling Holdings, Ltd., 8.250%, 02/15/2025(2)	316,102
560,000	Trip.com Group, Ltd., 1.990%, 07/01/2025	590,000
		3,263,817
	COLOMBIA – 0.6%
1,084,000,000	Empresas Publicas de Medellin ESP, 8.375%, 11/08/2027(2)	349,547
	FRANCE – 0.4%
200,000	Altice France SA/France, 7.375%, 05/01/2026(2) (6)	215,098
	LUXEMBOURG – 4.5%
	Altice Luxembourg SA:
742,000	10.500%, 05/15/2027(2)	847,290
991,000	8.000%, 05/15/2027(2)	1,250,012
420,000	LHMC Finco 2 Sarl, 7.250%, 10/02/2025(2)	490,880
		2,588,182
	NETHERLANDS – 0.7%
300,000	Telefonica Europe BV, 3.875%(6) (7) (8)	367,117
	UNITED KINGDOM – 0.8%
400,000	Lloyds Banking Group PLC, 7.500%(6) (7) (8)	448,842
	UNITED STATES – 10.2%
536,000	Bruin E&P Partners LLC, 8.875%, 08/01/2023(2)	349,962
258,000	Capitol Investment Merger Sub 2 LLC, 10.000%, 08/01/2024(2)	268,427
209,000	CITGO Petroleum Corp., 6.250%, 08/15/2022(2)	212,395
646,000	CSC Holdings LLC, 10.875%, 10/15/2025(2)	723,116
196,000	Diamond Sports Group LLC, 6.625%, 08/15/2027(2)	190,973

DESTRA INTERNATIONAL & EVENT-DRIVEN CREDIT FUND
Schedule of Investments (continued)
As of December 31, 2019 (unaudited)

Shares or
Principal
Amounts	Description	Value
	CORPORATE DEBT SECURITIES (Continued)
	UNITED STATES (Continued)
500,000	Fidelity & Guaranty Life Holdings, Inc., 5.500%, 05/01/2025(2)	$533,745
173,000	Frontier Communications Corp., 8.500%, 04/01/2026(2)	175,482
298,000	Gulfport Energy Corp., 6.375%, 01/15/2026	185,609
567,000	Laureate Education, Inc., 8.250%, 05/01/2025(2)	611,646
432,000	Nabors Industries, Inc., 5.750%, 02/01/2025	390,059
500,000	Nationstar Mortgage Holdings, Inc., 9.125%, 07/15/2026(2)	554,375
75,000	Neon Holdings, Inc., 10.125%, 04/01/2026(2)	74,803
314,000	Resolute Forest Products, Inc., 5.875%, 05/15/2023	317,663
446,000	Terrier Media Buyer, Inc., 8.875%, 12/15/2027(2)	472,760
350,000	Teva Pharmaceutical Finance IV LLC, 2.250%, 03/18/2020	350,623
400,000	Voyager Aviation Holdings LLC, 8.500%, 08/15/2021(2)	410,968
		5,822,606
	TOTAL CORPORATE DEBT SECURITIES
	(Cost $13,439,588)	14,147,661

	INTERNATIONAL DEBT SECURITIES – 53.3%
	ANGOLA – 0.8%
450,000	Angolan Government International Bond, 8.000%, 11/26/2029	481,374
	BERMUDA – 0.9%
500,000	SFL Corp., Ltd., 5.750%, 10/15/2021	533,940
	BRAZIL – 0.8%
400,000	Banco do Brasil SA/Cayman, 9.000%(6) (7) (8)	456,878
	CAYMAN ISLANDS – 1.6%
4,000,000	China Education Group Holdings, Ltd., 2.000%, 03/28/2024	527,567
520,000	Logan Property Holdings Co., Ltd., 6.125%, 04/16/2021	394,424
		921,991
	CHINA – 0.9%
500,000	CRRC Corp., Ltd., 0.000%, 02/05/2021(9)	483,873
	COLOMBIA – 0.7%
400,000	Colombia Telecomunicaciones SA ESP, 8.500%(7) (8)	405,378
	FRANCE – 4.0%
	BNP Paribas SA:
200,000	7.000%(6) (7) (8)	232,180
810,000	6.625%(2) (6) (7) (8)	875,379
	Electricite de France SA:
200,000	5.375%(6) (7) (8)	259,918
700,000	5.000%(7) (8)	900,636
		2,268,113
	GERMANY – 1.1%
710,000	KME SE, 6.750%, 02/01/2023	641,542
	GREECE – 2.5%
	Hellenic Republic Government Bond:
425,000	3.875%, 03/12/2029(2) (6)	576,157
110,000	3.900%, 01/30/2033(6)	151,754

DESTRA INTERNATIONAL & EVENT-DRIVEN CREDIT FUND
Schedule of Investments (continued)
As of December 31, 2019 (unaudited)

Shares or
Principal
Amounts	Description	Value
	INTERNATIONAL DEBT SECURITIES (Continued)
	GREECE (Continued)
230,000	4.000%, 01/30/2037(6)	$323,785
230,000	4.200%, 01/30/2042(6)	341,694
		1,393,390
	ITALY – 8.1%
1,957,000	Banca Monte dei Paschi di Siena SpA, 5.375%, 01/18/2028(8)	1,736,590
	Intesa Sanpaolo SpA:
247,000	7.750%(6) (7) (8)	336,693
800,000	6.250%(6) (7) (8)	977,663
440,000	Moby SpA, 7.750%, 02/15/2023	172,488
600,000	Saxa Gres SpA, 7.000%, 07/10/2023(4)	673,476
600,000	UniCredit SpA, 6.625%(6) (7) (8)	730,571
		4,627,481
	JERSEY – 0.8%
400,000	AA Bond Co., Ltd., 5.500%, 07/31/2043(6)	456,961
	LUXEMBOURG – 4.5%
404,000	Avation Capital SA, 6.500%, 05/15/2021(2)	420,827
	Lecta SA:
106,000	6.375% (3-Month EUR Libor + 637 basis points), 08/01/2022	56,218
2,326,000	6.500%, 08/01/2023	1,259,732
200,000	LSF10 Wolverine Investments SCA, 5.000%, 03/15/2024(6)	230,502
1,400,000	Swiss Insured Brazil Power Finance Sarl, 9.850%, 07/16/2032(6)	406,319
100,000	Telecom Italia Finance SA, 7.750%, 01/24/2033(6)	168,417
		2,542,015
	MEXICO – 0.8%
8,800,000	America Movil SAB de C.V., 8.460%, 12/18/2036(6)	460,163
	NETHERLANDS – 5.9%
600,000	ABN AMRO Bank, 4.750%(6) (7) (8)	730,489
800,000	Cooperatieve Rabobank UA, 4.625%(6) (7) (8)	990,598
914,000	EA Partners II BV, 6.750%, 06/01/2021(10)	452,430
500,000	ING Groep NV, 6.750%(7) (8)	543,550
370,000	Petrobras Global Finance BV, 6.900%, 03/19/2049	434,667
175,000	UPC Holding BV, 3.875%, 06/15/2029	206,114
		3,357,848
	PERU – 0.7%
1,200,000	Peru Government Bond, 5.940%, 02/12/2029(2)	409,427
	POLAND – 0.7%
1,400,000	Republic of Poland Government Bond, 2.750%, 04/25/2028(6)	387,671
	PORTUGAL – 0.9%
400,000	Caixa Geral de Depositos SA, 10.750%(6) (7) (8)	531,842
	SINGAPORE – 0.6%
368,405	Mulhacen Pte, Ltd., 6.500%, 08/01/2023	341,965
	SOUTH AFRICA – 0.6%
5,700,000	Republic of South Africa Government Bond, 8.750%, 02/28/2048	360,054
	SPAIN – 4.3%
200,000	Autonomous Community of Catalonia, 4.220%, 04/26/2035(6)	277,225

DESTRA INTERNATIONAL & EVENT-DRIVEN CREDIT FUND
Schedule of Investments (continued)
As of December 31, 2019 (unaudited)

Shares or
Principal
Amounts	Description	Value
	INTERNATIONAL DEBT SECURITIES (Continued)
	SPAIN (Continued)
	Bankia SA:
400,000	6.000%(6) (7) (8)	$475,364
400,000	6.375%(6) (7) (8)	488,270
	CaixaBank SA:
400,000	6.750%(6) (7) (8)	505,949
200,000	5.250%(6) (7) (8)	229,827
426,000	Haya Finance 2017 SA, 5.250%, 11/15/2022	450,243
		2,426,878
	SWEDEN – 0.8%
300,000	Fastighets AB Balder, 3.000%, 03/07/2078(6) (8)	345,157
100,000	Intrum AB, 3.125%, 07/15/2024(6)	114,923
		460,080
	SWITZERLAND – 1.2%
600,000	Credit Suisse Group AG, 7.250%(6) (7) (8)	670,263
	TUNISIA – 2.5%
	Banque Centrale de Tunisie International Bond:
400,000	5.625%, 02/17/2024	447,604
1,030,000	5.750%, 01/30/2025	964,319
		1,411,923
	UNITED KINGDOM – 6.3%
570,000	Barclays PLC, 8.000%(6) (7) (8)	638,095
300,000	BP Capital Markets PLC, 1.000%, 04/28/2023(6)	482,062
130,000	EI Group PLC, 6.000%, 10/06/2023(6)	174,695
3,150,000	House of Fraser Funding PLC, 6.530% (3-Month GBP Libor + 575 basis points), 09/15/2020(1) (5) (10)	62,591
200,000	Jerrold Finco Plc, 6.125%, 01/15/2024(6)	274,705
500,000	Lloyds Banking Group PLC, 6.375%(6) (7) (8)	575,953
100,000	Miller Homes Group Holdings PLC, 5.500%, 10/15/2024(6)	137,944
906,000	Voyage Care BondCo PLC, 10.000%, 11/01/2023	1,123,224
100,000	William Hill PLC, 4.875%, 09/07/2023(6)	141,931
		3,611,200
	VIETNAM – 0.9%
500,000	No Va Land Investment Group Corp., 5.500%, 04/27/2023	491,250
	VIRGIN ISLANDS (BRITISH) – 0.4%
200,000	Yingde Gases Investment, Ltd., 6.250%, 01/19/2023	207,238

	TOTAL INTERNATIONAL DEBT SECURITIES
	(Cost $28,807,227)	30,340,738

	INTERNATIONAL EQUITIES – 0.6%
	GERMANY – 0.5%
77,771	Tele Columbus AG(2) (5)	244,077

DESTRA INTERNATIONAL & EVENT-DRIVEN CREDIT FUND
Schedule of Investments (continued)
As of December 31, 2019 (unaudited)

Shares or Contracts	Description	Value
	INTERNATIONAL EQUITIES (Continued)
	UNITED KINGDOM – 0.1%
94,740	AA PLC	$72,978

	TOTAL INTERNATIONAL EQUITIES
	(Cost $270,155)	317,055

	INVESTMENT COMPANIES – 0.9%
	UNITED STATES – 0.9%
22,000	ProShares Short S&P500	528,220

	TOTAL INVESTMENT COMPANIES
	(Cost $616,264)	528,220

	PRIVATE COMPANIES – 3.7%
1,248,331	V Global Holdings LLC, Common Shares(4) (5)	2,084,713

	TOTAL PRIVATE COMPANIES
	(Cost $1,310,748)	2,084,713

	PURCHASED OPTIONS CONTRACTS – 0.0%
	PUT OPTIONS – 0.0%
	S&P 500 INDEX
23	Excercise Price: $3,000, Notional Amount: $6,900,000, Expiration Date: 01/17/2020(5)	7,130

	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $75,267)	7,130

	SHORT-TERM INVESTMENTS – 2.4%
	UNITED STATES – 2.4%
1,386,193	BlackRock Liquidity Funds FedFund Portfolio - Institutional Class, 1.520%(11)	1,386,193

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,386,193)	1,386,193
	TOTAL INVESTMENTS – 99.6%
	(Cost $53,879,905)	56,761,659
	Other Assets in Excess of Liabilities – 0.4%	223,517
	TOTAL NET ASSETS – 100.0%	$56,985,176

DESTRA INTERNATIONAL & EVENT-DRIVEN CREDIT FUND
Schedule of Investments (continued)
As of December 31, 2019 (unaudited)

(1)	Floating rate security. Rate as of December 31, 2019 is disclosed.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.
(3)	When-issued security that has not settled as of December 31, 2019. Rate is not in effect at December 31, 2019.
(4)	Fair valued, illiquid and restricted under direction of the Board of Trustees.
(5)	Non-income producing security.
(6)	All or a portion of this security is segregated as collateral as of December 31, 2019.
(7)	Security is perpetual in nature with no stated maturity date.
(8)	Variable rate security. Rate as of December 31, 2019 is disclosed.
(9)	Convertible security.
(10)	Security is in default.
(11)	The rate is the annualized seven-day yield as of December 31, 2019.

See accompanying Notes to Schedule of Investments

At December 31, 2019, the Destra International & Event-Driven Credit Fund had outstanding forward foreign exchange contracts as set forth below:

									Unrealized
		Currency	Currency	Contract Amount					Appreciation
Settlement Date	Counterparty	Purchased	Sold	Buy		Sell		Value	(Depreciation)
February 20, 2020	BNP Paribas Securities Corp.	U.S. Dollar	Pound Sterling		$3,584,796	GBP	2,771,000	$3,675,693	$(90,897)
February 20, 2020	Brown Brothers Harriman	U.S. Dollar	Chinese Yuan Renminbi		$437,085	CNH	3,078,000	441,615	(4,530)
February 20, 2020	Brown Brothers Harriman	U.S. Dollar	Euro Currency		$17,147,279	EUR	15,407,900	17,339,757	(192,478)
February 20, 2020	Brown Brothers Harriman	U.S. Dollar	Hong Kong Dollar		$543,458	HKD	4,258,000	546,195	(2,737)
February 20, 2020	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone		$58,278	NOK	524,000	59,688	(1,410)
February 20, 2020	Citigroup, Inc.	U.S. Dollar	Euro Currency		$222,678	EUR	200,000	225,076	(2,398)
February 20, 2020	Deutsche Bank	U.S. Dollar	Pound Sterling		$21,137	GBP	16,000	21,224	(87)
February 20, 2020	HSBC Securities	Chinese Yuan Renminbi	U.S. Dollar	CNH	3,078,000		$438,930	441,615	2,685
February 20, 2020	Royal Bank of Scotland	U.S. Dollar	Euro Currency		$123,935	EUR	111,000	124,917	(982)
February 20, 2020	Standard Chartered	U.S. Dollar	Euro Currency		$6,496,209	EUR	5,839,000	6,571,099	(74,890)
February 20, 2020	Toronto-Dominion Bank	Pound Sterling	U.S. Dollar	GBP	500,000		$650,009	663,243	13,234
February 20, 2020	Toronto-Dominion Bank	U.S. Dollar	Euro Currency		$90,421	EUR	81,000	91,156	(735)
									$(355,225)

At December 31, 2019, the Destra International & Event-Driven Credit Fund had swap contracts as set forth below:

Credit Default Swap Contracts

Underlying Instrument	Counterparty	Pay Rate / Frequency	Maturity Date	Notional Amount at Value [1]	Premium (Paid)Received	Unrealized Gain (Loss)	Value
Casino Guichard Perrachon SA Swap [2]	Citibank, N.A.	1.00% / Quarterly	12/20/2024	$190,000	$47,192	$(4,704)	$42,488

[1]	The maximum potential amount the Fund may receive should a credit event take place as defined under the terms of the contract.
[2]	The underlying issuer is COFP CDS EUR SR 5Y D14.

See accompanying Notes to Schedule of Investments

DESTRA INTERNATIONAL & EVENT-DRIVEN CREDIT FUND
Summary of Investments
As of December 31, 2019 (Unaudited)

	Value	% of Net Assets
Asset-Backed Securities
Other ABS	$4,670,926	8.2%
Total Asset-Backed Securities	4,670,926	8.2
Bank Loans
Commercial Services	203,443	0.4
Computers	387,007	0.7
Lodging	477,915	0.8
Machinery-Diversified	256,491	0.4
Media	399,949	0.7
Metal Fabricate/Hardware	446,356	0.8
Oil & Gas	287,812	0.5
Pipelines	99,344	0.2
Telecommunications	354,612	0.6
Total Bank Loans	2,912,929	5.1
Common Stocks
Oil & Gas	59,267	0.1
Private Equity	62,400	0.1
Transportation	244,427	0.4
Total Common Stocks	366,094	0.6
Corporate Debt Securities
Advertising	472,760	0.8
Banks	710,414	1.3
Chemicals	74,803	0.1
Commercial Services	1,090,940	1.9
Diversified Financial Services	1,882,641	3.3
Electric	349,547	0.6
Entertainment	490,880	0.9
Forest Products & Paper	645,303	1.1
Insurance	533,745	0.9
Internet	590,000	1.0
Lodging	560,650	1.0
Media	3,011,391	5.3
Mining	503,240	0.9
Oil & Gas	1,454,127	2.6
Pharmaceuticals	350,623	0.6
Real Estate	668,900	1.2
Telecommunications	757,697	1.3
Total Corporate Debt Securities	14,147,661	24.8
International Debt Securities
Airlines	452,430	0.8
Banks	13,138,077	23.1
Building Materials	673,476	1.2
Chemicals	207,238	0.4
Commercial Services	984,528	1.7

DESTRA INTERNATIONAL & EVENT-DRIVEN CREDIT FUND
Summary of Investments (continued)
As of December 31, 2019 (Unaudited)

	Value	% of Net Assets
Diversified Financial Services	$1,558,739	2.7%
Electric	1,160,554	2.0
Entertainment	141,931	0.3
Forest Products & Paper	1,315,950	2.3
Healthcare-Services	1,123,224	2.0
Home Builders	137,944	0.2
Media	206,114	0.4
Mining	641,542	1.1
Miscellaneous Manufacturing	483,873	0.9
Municipal	277,225	0.5
Oil & Gas	916,729	1.6
Real Estate	1,681,074	3.0
Retail	467,788	0.8
Sovereign	3,031,916	5.3
Telecommunications	1,033,958	1.8
Transportation	706,428	1.2
Total International Debt Securities	30,340,738	53.3
International Equities
Commercial Services	72,978	0.1
Media	244,077	0.5
Total International Equities	317,055	0.6
Investment Companies
Equity Fund	528,220	0.9
Total Investment Companies	528,220	0.9
Private Companies
Chemicals	2,084,713	3.7
Total Private Companies	2,084,713	3.7
Purchased Options Contracts
Put Options	7,130	0.0
Total Purchased Options Contracts	7,130	0.0
Short-Term Investments
Money Market Fund	1,386,193	2.4
Total Short-Term Investments	1,386,193	2.4
Total Investments	56,761,659	99.6
Other Assets in Excess of Liabilities	223,517	0.4
Total Net Assets	$56,985,176	100.0%

See accompanying Notes to Schedule of Investments

Additional information on each illiquid and restricted investment held by the Fund at December 31, 2019 is as follows:

Security	Acquisition Date	Cost	Value	Percentage of Net Assets
Quintis Australia PTY, Ltd., 7.500%	9/11/2019	$5,048	$6,669	0.01%
Quintis Australia PTY, Ltd., 0.000%	9/11/2019	38,524	68,726	0.12
Quintis Equity	10/30/2019	-	62,400	0.11
Saxa Gres SpA	11/27/2018	678,428	673,476	1.18
V Global Holdings LLC - Common Shares	8/6/2018	1,310,748	2,084,713	3.66

Investment Valuation –

Destra Capital Advisors LLC (the “Adviser”) determines the values of Destra International & Event-Driven Credit Fund’s (the “Fund”) assets in good faith pursuant to the Fund’s valuation policy and consistently applied valuation process, which was developed by the audit committee of the board of trustees (the “Board”) and approved by the Board. Portfolio securities and other assets for which market quotes are readily available are valued at market value. In circumstances where market quotes are not readily available, the Board has adopted methods for determining the fair value of such securities and other assets, and has delegated the responsibility for applying the valuation methods to the Adviser. On a quarterly basis, the Board reviews the valuation determinations made with respect to the Fund’s investments during the preceding quarter and evaluates whether such determinations were made in a manner consistent with the Fund’s valuation process.

Fair Value Measurements –

U.S. generally accepted accounting principles defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs).

These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active).

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s assets and liabilities as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities
Ireland	$-	$4,198,436	$-	$4,198,436
United States	-	472,490	-	472,490
Bank Loans (1)	-	2,912,929	-	2,912,929
Common Stocks
Australia	-	-	62,400	62,400
Cayman Islands	59,267	-	-	59,267
Marshall Islands	244,427	-	-	244,427
Corporate Debt Securities
Australia	-	-	75,395	75,395
Austria	-	513,817	-	513,817
Canada	-	503,240	-	503,240
Cayman Islands	-	3,263,817	-	3,263,817
Colombia	-	349,547	-	349,547
France	-	215,098	-	215,098
Luxembourg	-	2,588,182	-	2,588,182
Netherlands	-	367,117	-	367,117
United Kingdom	-	448,842	-	448,842
United States	-	5,822,606	-	5,822,606
International Debt Securities
Angola	-	481,374	-	481,374
Bermuda	-	533,940	-	533,940
Brazil	-	456,878	-	456,878
Cayman Islands	-	921,991	-	921,991
China	-	483,873	-	483,873
Colombia	-	405,378	-	405,378
France	-	2,268,113	-	2,268,113
Germany	-	641,542	-	641,542
Greece	-	1,393,390	-	1,393,390
Italy	-	3,954,005	673,476	4,627,481
Jersey	-	456,961	-	456,961
Luxembourg	-	2,542,015	-	2,542,015
Mexico	-	460,163	-	460,163
Netherlands	-	3,357,848	-	3,357,848
Peru	-	409,427	-	409,427
Poland	-	387,671	-	387,671
Portugal	-	531,842	-	531,842
Singapore	-	341,965	-	341,965
South Africa	-	360,054	-	360,054
Spain	-	2,426,878	-	2,426,878
Sweden	-	460,080	-	460,080
Switzerland	-	670,263	-	670,263
Tunisia	-	1,411,923	-	1,411,923
United Kingdom	-	3,611,200	-	3,611,200
Vietnam	-	491,250	-	491,250
Virgin Islands (British)	-	207,238	-	207,238
International Equities (2)	317,055	-	-	317,055
Investment Companies	528,220	-	-	528,220
Private Companies	-	-	2,084,713	2,084,713
Purchased Options Contracts	7,130	-	-	7,130
Short-Term Investments	1,386,193	-	-	1,386,193
Total	$2,542,292	$51,323,383	$2,895,984	$56,761,659

(1)	All sub-categories represent Level 2 evaluation status.
(2)	All sub-categories represent Level 1 evaluation status.

The following is a summary of valuation inputs used to measure the Fund’s assets and liabilities of other financial instruments that are derivative instruments not reflected in the Schedule of Investments as of December 31, 2019

	Level 1	Level 2	Level 3	Total

Forward Foreign Exchange Contracts	$-	$(355,225)	$-	$(355,225)
Swap Agreements	-	42,488	-	42,488
Total	$-	$(312,737)	$-	$(312,737)

For the period ended December 31, 2019, there were no transfers into or out of Level 3.

The following is a reconciliation of investments in which significant Level 3 unobservable inputs were used in determining fair value as of December 31, 2019:

				Net		Net Change
	Balance		Proceeds	Realized	Amortization	in Unrealized	Balance
	as of	Purchase of	from Sale of	Gain (Loss)	of discount	Appreciation (Depreciation)	as of
Investments	September 30, 2019	Investments	Investments*	on Investments	and premium	on Investments	December 31, 2019
Common Stocks
Australia	$-	$-	$-	$-	$-	$62,400	$62,400
Corporate Debt Securities
Australia	82,940	270	-	-	2,915	(10,730)	75,395
International Debt Securities
Italy	654,093	-	-	-	-	19,383	673,476
Private Companies
United States	1,505,926	363,908	-	-	-	214,879	2,084,713
Total Investments	$2,242,959	$364,178	$-	$-	$2,915	$285,932	$2,895,984

* Includes return of capital.

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of December 31, 2019:

Investments	Fair Value as of December 31, 2019	Valuation Techniques	Unobservable Inputs	Weighted Average (1)		Range of Inputs	Impact on Valuation from an Increase in Input
Common Stocks
Australia
Quintis Equity	$62,400	Discounted Cash Flow	Liquidity Discount	15.00%		14.00% - 16.00%	Decrease

Corporate Debt Securities
Australia
Quintis Australia Pty, Ltd., 7.500%	6,669	ICE BAML Single B Index	Liquidity Discount	7.17%		6.00% - 8.34%	Decrease

Quintis Australia Pty, Ltd., 0.000%	68,726	Discounted Cash Flow	Discount Rate	9.17%		8.00% - 10.34%	Decrease

International Debt Securities
Italy
Saxa Gres SpA	673,476	Guideline Public Company Market Approach	EBITDA Valuation Multiples	7.00	x	6.00x - 8.00x	Increase
		Guideline Transaction Market Approach	EBITDA Valuation Multiples	6.10	x	4.70x - 7.50x	Increase

Private Companies
United States
V Global Holdings LLC	2,084,713	Discounted Cash Flow	Discount Rate	20.00%		18.00% - 22.00%	Decrease
		Guideline Public Company Market Approach	EBITDA Valuation Multiples	6.50	x	6.25x - 6.75x	Increase
		Guideline Transaction Market Approach	EBITDA Valuation Multiples	7.13	x	6.75x - 7.50x	Increase
Total Investments	$2,895,984

(1)	Unobservable inputs for discount rates and EBITDA valuation multiples were weighted equally using the high and low ranges of inputs.

For private company equity interests, various factors may be considered in determining fair value, including but not limited to multiples of earnings before interest, taxes, depreciation and amortization (“EBITDA”), cash flows, net income, revenues or, in limited instances, book value or liquidation value. All of these factors may be subject to adjustments based upon the particular circumstances of a private company or the Fund’s actual investment position. For example, adjustments to EBITDA may take into account compensation to previous owners or an acquisition, recapitalization, restructuring or other related items.

 ITEM 2. CONTROLS AND PROCEDURES.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Destra International & Event-Driven Credit Fund

By (Signature and Title)	/s/ Robert A. Watson
Robert A. Watson, President
(Principal Executive Officer)

Date	February 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Watson
Robert A. Watson, President
(Principal Executive Officer)

Date	February 27, 2020

By (Signature and Title)	/s/ Derek J. Mullins
Derek J. Mullins, Chief Financial Officer
(Principal Financial Officer)

Date	February 27, 2020